                                    TRUSTEES
                                ROBERT H. ARNOLD
                                  ERIC BRUCKER
                               ROBERT J. CHRISTIAN
                              NICHOLAS A. GIORDANO
                                 LOUIS KLEIN JR.
                              CLEMENT C. MOORE, II
                                JOHN J. QUINDLEN
                               WILLIAM P. RICHARDS


                                    OFFICERS
                         ROBERT J. CHRISTIAN, PRESIDENT
                           ERIC CHEUNG, VICE PRESIDENT
                      JOSEPH M. FAHEY, JR., VICE PRESIDENT
                          JOHN R. GILES, VICE PRESIDENT
                           FRED FILOON, VICE PRESIDENT
                             PAT COLLETTI, TREASURER

                               INVESTMENT ADVISER
                      RODNEY SQUARE MANAGEMENT CORPORATION
                               RODNEY SQUARE NORTH
                            1100 NORTH MARKET STREET
                              WILMINGTON, DE 19890


                                    CUSTODIAN
                            WILMINGTON TRUST COMPANY
                               RODNEY SQUARE NORTH
                            1100 NORTH MARKET STREET
                              WILMINGTON, DE 19890


                        DISTRIBUTOR PFPC DISTRIBUTORS, INC.
                               3200 HORIZON DRIVE
                            KING OF PRUSSIA, PA 19406


                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809






THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MONEY MARKET PORTFOLIOS -- INVESTOR SHARES.

WMMPI-ANN-06/01

                                                                      WILMINGTON
                                                                           FUNDS

                            MONEY MARKET PORTFOLIOS
                            INVESTOR SHARES

                                - PRIME MONEY MARKET

                                - U.S. GOVERNMENT

                                - TAX-EXEMPT



















                                     ANNUAL
                                  June 30, 2001

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES

   PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     Despite six interest rate cuts since the beginning of the year, the economy remains in a weak state. Second quarter growth is likely to be near 0% as capital spending and consumer durable spending have weakened considerably. Technology spending is extremely weak. Nevertheless, there are signs that better times are ahead. The National Association of Purchasing Management survey rose from 41.2% in January to 44.7% in June. This index is designed to signal contractions at readings below 50%. So, even this latest, improved level simply suggests that while the worst may be behind us, the manufacturing sector is still weak. Toward the end of the quarter, the Commerce Department reported that factory orders rose a robust 2.5% in May. Even excluding the volatile transportation sector, orders rose 2.3%, the best report in a year.

     Some of the other traditional responses to interest rate cuts have been absent, however. The dollar has not declined, the equity market has not rebounded, and long-term interest rates have not come down. Uncertainty on how sensitive the economy is to changes in interest rates has been an issue since earlier this year. High energy prices and the bursting of the "Tech Bubble" seem to be easily offsetting what should have been a huge positive influence on the economy. Nevertheless, historical evidence suggests that the longer interest rates stay low, the better the chances for a strong economic rebound. With short-term rates now below 4%, it seems reasonable to expect some impact from the Federal Reserve's (the "Fed") policy, but it may take some additional time to pass before it appears.

     An ongoing bright spot in the economy is the inflation rate, despite the rise in energy prices. Inflation has actually improved slightly with the latest statistics as the core Consumer Price Index ("CPI") fell to a 2.5% year-over-year rate in May. Furthermore, energy prices seem to be dropping as West Texas Crude is near $26 per barrel versus $32 per barrel one year ago. With substantial worldwide manufacturing capacity and modest labor cost increases, inflation should stay very low over the next 12 - 18 months. We expect the CPI to average in the 2.0% to 2.5% range over this period. Furthermore, the economy will indeed rebound this year in response to interest rate cuts. The quarter just ended should prove to be the low for this economic cycle, with consecutive advances in both the current quarter and the final quarter of this year.

     Over the past year, the fixed income market has been pushed and pulled by a wide assortment of influences. During the third quarter of 2000, signs of a slowing economy began to emerge as a result of high interest rates and high oil prices. The Fed did not continue to raise rates, but hinted at higher rates by keeping an inflationary bias. In the fourth quarter, weak economic data piled up, prompting the Fed to shift its bias. It became clear that the Fed would lower rates in the first quarter of 2001. The Fed surprised just about everyone when it lowered rates on January 3rd by a larger than usual 50 basis points. Continued weak economic data and bad earnings reports kept the Fed busy. It lowered rates a total of 275 basis points during the first half of 2001 and has left the door open for further cuts by reiterating its concern that economic weakness is a greater problem than inflation. The fixed income markets reacted positively, but there was a high degree of volatility as the markets reacted to each new piece of news released. The overall result has been a much steeper yield curve, with securities maturing inside of 5 years receiving most of the benefit.

-------------------
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN
THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00.

INVESTMENT RESULTS

     For the twelve-month period ended June 30, 2001, the Prime Money Market Portfolio paid shareholders dividends of $0.06 per share, the U.S. Government Portfolio paid shareholders dividends of $0.05 per share and the Tax-Exempt Portfolio paid shareholders dividends of $0.03 per share. Based on each Portfolio's net asset value of $1.00 per share, these dividends represented a return of 5.68%, 5.50% and 3.38%, respectively. A comparison of each Portfolio's performance versus its respective benchmark is presented below:

                                                                         FOR THE TWELVE MONTH
                                                                             PERIOD ENDED
                                                                             JUNE 30, 2001
                                                                         --------------------
        WILMINGTON PRIME MONEY MARKET PORTFOLIO                                    5.68%
        Lipper Money Market Funds                                                  5.26%

        WILMINGTON U.S. GOVERNMENT PORTFOLIO                                       5.50%
        Lipper U.S. Government Money Market Funds                                  5.29%

        WILMINGTON TAX-EXEMPT PORTFOLIO                                            3.38%
        Lipper Tax-Exempt Money Market Funds                                       3.25%

     We invite your comments and questions and thank you for your investment in the Wilmington Money Market Portfolios--Investor Shares. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                         Sincerely,


                                                         /s/ Robert J. Christian
                                                         Robert J. Christian
August 21, 2001                                          President

   FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2001

                                                                         PRIME           U.S.
                                                                     MONEY MARKET     GOVERNMENT      TAX-EXEMPT
                                                                       PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                                   --------------   --------------   ------------
ASSETS:
Investment in Series, at value                                     $2,546,924,040   $1,220,006,483   $475,832,855
Other assets                                                                3,822            2,635          3,921
                                                                   --------------   --------------   ------------
Total assets                                                        2,546,927,862    1,220,009,118    475,836,776
                                                                   --------------   --------------   ------------

LIABILITIES:
Dividends payable                                                       8,063,726        3,554,133        956,388
Accrued expenses                                                          573,234          355,721         92,384
                                                                   --------------   --------------   ------------
Total liabilities                                                       8,636,960        3,909,854      1,048,772
                                                                   --------------   --------------   ------------
NET ASSETS                                                         $2,538,290,902   $1,216,099,264   $474,788,004
                                                                   ==============   ==============   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $2,538,222,948   $1,216,028,891   $474,789,664
Accumulated net realized gain (loss) on investments                        67,954           70,373         (1,660)
                                                                   --------------   --------------   ------------
NET ASSETS                                                         $2,538,290,902   $1,216,099,264   $474,788,004
                                                                   ==============   ==============   ============

NET ASSETS BY SHARE CLASS:
   Investor Shares                                                 $  382,883,971   $   95,323,686   $ 65,137,636
   Service Shares                                                   2,155,406,931    1,120,775,578    409,650,368
                                                                   --------------   --------------   ------------
                                                                   $2,538,290,902   $1,216,099,264   $474,788,004
                                                                   ==============   ==============   ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
   Investor Shares                                                    382,816,017       95,263,977     65,145,979
   Service Shares                                                   2,155,406,931    1,120,764,914    409,650,368

NET ASSET VALUE, offering and redemption price per share
   Investor Shares                                                          $1.00            $1.00          $1.00
   Service Shares                                                           $1.00            $1.00          $1.00


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2001

                                                                            PRIME          U.S.
                                                                        MONEY MARKET    GOVERNMENT    TAX-EXEMPT
                                                                          PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                        ------------    -----------   -----------
INVESTMENT INCOME:
   Investment income from Series                                        $144,851,848    $55,499,111   $19,544,355
   Expenses from Series                                                  (11,009,494)    (4,784,463)   (2,571,597)
                                                                        ------------    -----------   -----------
      Net investment income from Series                                  133,842,354     50,714,648    16,972,758
                                                                        ------------    -----------   -----------

EXPENSES:
   Transfer agent fees                                                        41,113         19,841        15,170
   Trustees' fees                                                              6,389          6,389         6,389
   Distribution fees-- Investor Shares                                       359,236        140,253        30,175
   Shareholder service fees-- Service Shares                                 826,559        582,460        80,172
   Reports to shareholders                                                   100,478         33,896        16,609
   Registration fees                                                          41,801        119,376        20,681
   Professional fees                                                          25,539         39,791        31,124
   Other                                                                      66,735         36,051        11,956
                                                                        ------------    -----------   -----------
      Total expenses                                                       1,467,850        978,057       212,276
                                                                        ------------    -----------   -----------
   Net investment income                                                 132,374,504     49,736,591    16,760,482
                                                                        ------------    -----------   -----------
NET REALIZED GAIN ON INVESTMENTS                                              91,466         65,213            --
                                                                        ------------    -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $132,465,970    $49,801,804   $16,760,482
                                                                        ============    ===========   ===========


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2001

                                                                       PRIME             U.S.
                                                                   MONEY MARKET       GOVERNMENT      TAX-EXEMPT
                                                                     PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                                 --------------    --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                         $  132,374,504      $ 49,736,591    $ 16,760,482
   Net realized gain on investments                                      91,466            65,213              --
                                                                 --------------    --------------   -------------
Net increase in net assets resulting from operations                132,465,970        49,801,804      16,760,482
                                                                 --------------    --------------   -------------
Distributions to shareholders from net investment income           (132,374,504)      (49,736,591)    (16,760,482)
                                                                 --------------    --------------   -------------

Portfolio share transactions (a):
   Proceeds from shares sold-- Investor Shares                    5,818,404,564     2,238,404,646     922,188,838
   Proceeds from shares sold-- Service Shares                     4,007,480,483     1,859,155,520     540,665,655
   Cost of shares issued on reinvestment of distributions:
      Investor Shares                                                 9,407,179         1,489,604         403,396
   Cost of shares redeemed-- Investor Shares                     (7,509,037,421)   (2,909,745,763) (1,340,546,406)
   Cost of shares redeemed-- Service Shares                      (1,852,073,552)     (738,390,606)   (131,015,287)
                                                                 --------------    --------------   -------------
Net increase (decrease) in net assets from Portfolio
   share transactions                                               474,181,253       450,913,401      (8,303,804)
                                                                 --------------    --------------   -------------
Total increase (decrease) in net assets                             474,272,719       450,978,614      (8,303,804)
NET ASSETS:
   Beginning of year                                              2,064,018,183       765,120,650     483,091,808
                                                                 --------------    --------------   -------------
   End of year                                                   $2,538,290,902    $1,216,099,264    $474,788,004
                                                                 ==============    ==============   =============

(a)TRANSACTIONS IN CAPITAL SHARES WERE:                               SHARES            SHARES          SHARES
                                                                 --------------    --------------   -------------
   Shares sold-- Investor Shares                                  5,818,404,564     2,238,404,646     922,188,838
   Shares sold-- Service Shares                                   4,007,480,483     1,859,155,520     540,665,655
   Shares issued on reinvestment of distributions--
      Investor Shares                                                 9,407,179         1,489,604         403,396
   Shares redeemed-- Investor Shares                             (7,509,037,421)   (2,909,745,763) (1,340,546,406)
   Shares redeemed-- Service Shares                              (1,852,073,552)     (738,390,606)   (131,015,287)
                                                                 --------------    --------------   -------------
   Net increase (decrease) in shares                                474,181,253       450,913,401      (8,303,804)
                                                                 ==============    ==============   =============


The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2000

                                                                    PRIME            U.S.
                                                                MONEY MARKET      GOVERNMENT         TAX-EXEMPT
                                                                 PORTFOLIO+       PORTFOLIO+         PORTFOLIO+
                                                             ----------------    --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                     $    110,771,378    $   35,601,544    $   14,359,822
   Net realized gain on investments                                     2,711             2,555                --
                                                             ----------------    --------------    --------------
Net increase in net assets resulting from operations              110,774,089        35,604,099        14,359,822
                                                             ----------------    --------------    --------------
Distributions to shareholders from net investment income         (110,771,378)      (35,601,544)      (14,359,822)
                                                             ----------------    --------------    --------------
Portfolio share transactions (a):
   Proceeds from shares sold -- Investor Shares                 6,165,763,676     2,845,070,487     1,201,498,856
   Cost of shares issued on reinvestment of
      distributions -- Investor Shares                              8,292,908           945,362           318,326
   Cost of shares redeemed -- Investor Shares                  (5,761,215,442)   (2,628,731,119)   (1,170,234,768)
                                                             ----------------    --------------    --------------

Net increase in net assets from Portfolio share
   transactions                                                   412,841,142       217,284,730        31,582,414
                                                             ----------------    --------------    --------------
Total increase in net assets                                      412,843,853       217,287,285        31,582,414

NET ASSETS:

   Beginning of year                                            1,651,174,330       547,833,365       451,509,394
                                                              ---------------    --------------  ----------------
   End of year                                                $ 2,064,018,183    $  765,120,650  $    483,091,808
                                                              ===============    ==============  ================

(a) TRANSACTIONS IN CAPITAL SHARES WERE:                           SHARES           SHARES             SHARES
                                                             ----------------    --------------    --------------
   Shares sold -- Investor Shares                               6,165,763,676     2,845,070,487     1,201,498,856
   Shares issued on reinvestment of
      distributions -- Investor Shares                              8,292,908           945,362           318,326
   Shares redeemed -- Investor Shares                          (5,761,215,442)   (2,628,731,119)   (1,170,234,768)
                                                             ----------------    --------------    --------------
   Net increase in shares                                         412,841,142       217,284,730        31,582,414
                                                              ===============    ==============  ================


+ Reflects operating history of predecessor mutual fund (see note 5).

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                             FOR THE
                                           FISCAL YEARS          FOR THE PERIOD
PRIME MONEY MARKET PORTFOLIO--            ENDED JUNE 30,         OCTOBER 1, 1998  FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                      -----------------------        THROUGH      ----------------------------------------
   INVESTOR SHARES                       2001         2000+     JUNE 30, 1999+        1998+          1997+         1996+
                                      ----------   ----------   ---------------    ----------     ----------     --------
NET ASSET VALUE --
   BEGINNING OF PERIOD                $     1.00   $     1.00     $     1.00       $     1.00     $     1.00     $   1.00
                                      ----------   ----------     ----------       ----------     ----------     --------

INVESTMENT OPERATIONS:
   Net investment income                    0.06         0.05           0.04             0.05           0.05         0.05
                                      ----------   ----------     ----------       ----------     ----------     --------

DISTRIBUTIONS:
   From net investment income              (0.06)       (0.05)         (0.04)           (0.05)         (0.05)       (0.05)
                                      ----------   ----------     ----------       ----------     ----------     --------

NET ASSET VALUE -- END OF PERIOD     $      1.00   $     1.00     $     1.00       $     1.00     $     1.00     $   1.00
                                     ===========   ==========     ==========       ==========     ==========     ========

TOTAL RETURN                               5.68%         5.45%          3.51%**          5.26%          5.17%        5.17%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA: (1)
   Expenses                                0.48%         0.50%          0.52%*           0.53%          0.54%        0.53%
   Net investment income                   5.70%         5.35%          4.61%*           5.13%          5.06%        5.03%
Net assets at end of period
   (000 omitted)                     $  382,884   $ 2,064,018     $1,651,174       $1,702,734     $1,191,271     $980,856

*    Annualized.
**   Not annualized.
+ Effective November 1, 1999, the Rodney Square Money Market Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Prime Money Market Portfolio. The financial highlights for the periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Prime Money Market Series.


    The accompanying notes are an integral part of the financial statements.

                                             FOR THE
                                           FISCAL YEARS          FOR THE PERIOD
U.S. GOVERNMENT PORTFOLIO --              ENDED JUNE 30,         OCTOBER 1, 1998  FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                      -----------------------        THROUGH      ----------------------------------------
   INVESTOR SHARES                       2001         2000+     JUNE 30, 1999+        1998+          1997+         1996+
                                      ----------   ----------   ---------------    ----------     ----------     --------
NET ASSET VALUE --
   BEGINNING OF PERIOD                $    1.00      $ 1.00       $ 1.00            $ 1.00          $ 1.00         $ 1.00
                                      ----------   ----------     ----------       ----------     ----------     --------

INVESTMENT OPERATIONS:
   Net investment income                   0.05        0.05         0.03              0.05            0.05           0.05
                                      ----------   ----------     ----------       ----------     ----------     --------

DISTRIBUTIONS:
   From net investment income             (0.05)      (0.05)       (0.03)            (0.05)          (0.05)         (0.05)
                                      ----------   ----------     ----------       ----------     ----------     --------

NET ASSET VALUE-- END OF PERIOD       $    1.00      $ 1.00       $ 1.00            $ 1.00          $ 1.00         $ 1.00
                                      ==========   ==========     ==========       ==========     ==========     ========

TOTAL RETURN                               5.50%       5.25%        3.42%**           5.19%           5.07%          5.08%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses                                0.54%       0.54%        0.54%*            0.54%           0.55%          0.55%
   Net investment income                   5.59%       5.17%        4.51%*            5.06%           4.96%          4.97%
Net assets at end of period
   (000 omitted)                      $  95,324    $765,121     $547,833          $802,153        $378,475       $341,426

*    Annualized.
**   Not annualized.
+ Effective November 1, 1999, the Rodney Square U.S. Government Portfolio ("Rodney Square Portfolio") was merged into the Wilmington U.S. Government Portfolio. The financial highlights for the periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - U.S. Government Series.

    The accompanying notes are an integral part of the financial statements.

                                              FOR THE
                                            FISCAL YEARS          FOR THE PERIOD
TAX-EXEMPT PORTFOLIO --                    ENDED JUNE 30,         OCTOBER 1, 1998  FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                      -----------------------        THROUGH      ----------------------------------------
   INVESTOR SHARES                       2001         2000+     JUNE 30, 1999+        1998+          1997+         1996+
                                      ----------   ----------   ---------------    ----------     ----------    --------
NET ASSET VALUE --
   BEGINNING OF PERIOD                  $  1.00     $   1.00     $    1.00          $    1.00     $   1.00     $   1.00
                                        -------     --------     ---------          ---------     --------     --------

INVESTMENT OPERATIONS:
   Net investment income                   0.03         0.03          0.02               0.03         0.03         0.03
                                        -------     --------     ---------          ---------     --------     --------
DISTRIBUTIONS:
   From net investment income             (0.03)       (0.03)        (0.02)             (0.03)       (0.03)       (0.03)
                                        -------     --------     ---------          ---------     --------     --------

NET ASSET VALUE-- END OF PERIOD         $  1.00     $   1.00     $    1.00          $    1.00     $   1.00     $   1.00
                                        =======     ========     =========          =========     ========     ========

TOTAL RETURN                               3.38%        3.23%         1.96%**            3.11%        3.09%        3.11%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses                                0.53%        0.55%         0.55%*             0.55%        0.57%        0.56%
   Net investment income                   3.36%        3.21%         2.58%*             3.05%        3.05%        3.08%
Net assets at end of period
   (000 omitted)                        $65,138     $483,092     $ 451,509          $ 392,610     $280,864     $237,185

*    Annualized.
**   Not annualized.
+ Effective November 1, 1999, the Rodney Square Tax-Exempt Fund ("Rodney Square Portfolio") was merged into the Wilmington Tax-Exempt Portfolio. The financial highlights for the periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Tax-Exempt Series.

    The accompanying notes are an integral part of the financial statements.

   NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUND. Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, and Wilmington Tax-Exempt Portfolio (each a "Portfolio" and collectively the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end investment management company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund are contained in separate reports to their shareholders.


     The Portfolios currently offer two classes of shares: Investor Shares and Service Shares. Information regarding the Service Shares is included in a separate shareholder report.

     Unlike other investment companies which directly acquire and manage their own portfolio of securities, effective November 1, 1999, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

     Information presented for periods prior to November 1, 1999 reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolios:

     VALUATION OF INVESTMENT IN SERIES. Valuation of each Portfolio's investment in the Series is based on the underlying securities held by the Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

     FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no Federal income tax provision is required. At June 30, 2001, Wilmington Tax-Exempt Portfolio had net tax basis capital loss carryforwards available to offset future net capital gains of approximately $2,000, which will expire June 30, 2002.

     INVESTMENT INCOME. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among each Portfolio's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders of the Portfolios are declared daily from net investment income and paid to shareholders monthly. For the Tax-Exempt Portfolio only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Portfolio's tax-exempt and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT SECURITIES TRANSACTIONS. During the fiscal year ended June 30, 2001, the Portfolios made investments in and withdrew investments from the Series as follows:

                                                             PRIME                U.S.
                                                         MONEY MARKET          GOVERNMENT           TAX-EXEMPT
                                                        --------------       --------------       --------------
   Investments in Series                                $9,825,885,047       $4,097,560,166       $1,462,854,493
   Withdrawals from Series                               9,488,628,409        3,697,476,366        1,488,614,133


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolios do not incur an advisory fee directly, but rather indirectly through their investments in the Series. The investment adviser to the Series is Rodney Square Management Corporation ("RSMC"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

     The Investor Shares of each Portfolio have adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to Investor Shares shareholders. While the Rule 12b-1 Plan provides for reimbursement of up to 0.20% of each Portfolio's average net assets of the Investor Shares, the Board of Trustees limited annual payments to 0.05% of average net assets for the year ended June 30, 2001.

     The Service Shares of each Portfolio have adopted a shareholder service plan authorizing each Portfolio to pay service providers an annual fee not exceeding 0.25% of a Portfolio's average daily net assets of the Service Shares, to compensate service providers who maintain a service relationship.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund on behalf of the Portfolios.

     PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolios.

5. FUND MERGER. Effective November 1, 1999, the Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, and Wilmington Tax-Exempt Portfolio (the "Wilmington Portfolios") acquired all of the assets and assumed all of the liabilities of the Rodney Square Money Market Portfolio, Rodney Square U.S. Government Portfolio, and Rodney Square Tax-Exempt Fund (the "Rodney Square Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Rodney Square Funds received shares of the respective Wilmington Portfolios equal to the number and aggregate net asset value of their shares in the Rodney Square Funds.

     The Reorganizations were treated as non-taxable events and accordingly the Wilmington Portfolios' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Rodney Square Funds as of November 1, 1999, were as follows:

                                                                                            NET UNREALIZED
                                                                                             APPRECIATION
                                                                       NET ASSETS           (DEPRECIATION)
                                                                     --------------         --------------
         Rodney Square Money Market Portfolio                        $1,771,567,668             $   --
         Rodney Square U.S. Government Portfolio                        609,384,967                 --
         Rodney Square Tax-Exempt Fund                                  429,291,044                 --

     The Rodney Square Funds' investment objectives, policies and limitations were identical to those of the respective Wilmington Portfolios, which had no operations prior to November 1, 1999. For financial reporting purposes the Rodney Square Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the Wilmington Portfolios.

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

   To the Shareholders and Trustees of WT Mutual Fund:

   We have audited the accompanying statements of assets and liabilities of Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio and Wilmington Tax-Exempt Portfolio (the "Portfolios") (each a series of WT Mutual Fund) as of June 30, 2001, and the related statements of operations and for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights (Investor Shares) for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios at June 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights (Investor Shares) for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                    /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
August 3, 2001

     TAX INFORMATION (UNAUDITED)

     Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Wilmington Tax-Exempt Portfolio designates dividends in the amount of $16,760,482 as tax-exempt dividends.

     In January, 2002 shareholders of the Portfolios will receive Federal income tax information on all distributions paid to their accounts in calendar year 2001, including any distributions paid between June 30, 2001 and December 31, 2001.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES

   ANNUAL REPORT / JUNE 30, 2001


          (The following pages should be read in conjunction with the
                       Portfolios' Financial Statements.)

WT INVESTMENT TRUST I-- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES

   INVESTMENTS / JUNE 30, 2001
   (Showing Percentage of Total Value of Net Assets)

                                                                      MOODY'S/S&P      PRINCIPAL         VALUE
                                                                       RATING(1)        AMOUNT          (NOTE 2)
                                                                     --------------  ------------   --------------
CERTIFICATES OF DEPOSIT -- 43.8%

  FOREIGN BANKS, FOREIGN CENTERS -- 17.3%
      Abbey National PLC, 3.78%, 09/14/01                              P-1, A-1+     $100,000,000  $  100,012,280
      Banque Nationale de Paris, 4.88%, 07/16/01                       P-1, A-1+      100,000,000     100,000,836
      Barclays Bank, PLC, 4.03%, 08/17/01                              P-1, A-1+       70,000,000      70,000,885
      Barclays Bank, PLC, 3.82%, 09/11/01                              P-1, A-1+       10,000,000       9,999,984
      Barclays Bank, PLC, 3.81%, 09/13/01                              P-1, A-1+       25,000,000      25,000,251
      Landesbank Hessen-Thuringen Girozentrale, 5.14%, 08/15/01        P-1, A-1+       50,000,000      50,000,596
      Westdeutsche Landesbank Girozentrale, 5.18%, 08/13/01            P-1, A-1+       35,000,000      35,000,398
      Westdeutsche Landesbank Girozentrale, 4.18%, 11/08/01            P-1, A-1+       50,000,000      50,027,133
                                                                                                    -------------
                                                                                                      440,042,363
                                                                                                    -------------
  FOREIGN BANKS, U.S. BRANCHES -- 20.6%
      Bank of Nova Scotia, 4.00%, 08/15/01                             P-1, A-1       100,000,000     100,000,000
      Canadian Imperial Bank of Commerce, 4.54%, 08/09/01              P-1, A-1+       50,000,000      50,000,000
      Commerzbank, 7.08%, 07/23/01                                     P-1, A-1        25,000,000      24,999,932
      Credit Agricole Indosuez, 4.00%, 08/14/01                        P-1, A-1       100,000,000     100,000,000
      Societe Generale, 3.61%, 09/28/01                                P-1, A-1+       50,000,000      50,000,605
      Toronto Dominion, 4.87%, 07/16/01                                P-1, A-1+      100,000,000     100,000,645
      Rabobank Nederland, 3.73%, 10/02/01                              P-1, A-1+      100,000,000     100,002,985
                                                                                                    -------------
                                                                                                      525,004,167
                                                                                                    -------------
  U.S. BANKS, FOREIGN BRANCHES -- 3.9%
      Citibank N.A., 5.40%, 07/16/01                                   P-1, A-1+      100,000,000     100,025,760
                                                                                                    -------------
  U.S. BANKS, U.S. BRANCHES-- 2.0%
      Regions Bank, 6.53%, 11/30/01                                    P-1, A-1+       50,000,000      49,999,033
                                                                                                    -------------
    TOTAL CERTIFICATES OF DEPOSIT
      (COST $1,115,071,323)                                                                         1,115,071,323
                                                                                                    -------------

COMMERCIAL PAPER -- 50.4%

  AUTOMOBILES -- 8.6%
      BMW U.S. Capital Corp., 4.14%, 07/02/01                          P-1, A-1       110,000,000     109,970,477
      Volkswagen of America, Inc., 4.15%, 07/02/01                     P-1, A-1        50,000,000      49,970,477
      Volkswagen of America, Inc., 3.97%, 07/06/01                     P-1, A-1        19,365,000      19,356,458
      Volkswagen of America, Inc., 3.80%, 07/25/01                     P-1, A-1        40,000,000      39,902,889
                                                                                                    -------------
                                                                                                      219,200,301
                                                                                                    -------------
  BANKS -- 9.6%
      Bayerische Landesbank Girozentrale 4.02%, 07/09/01               P-1, A-1+      100,000,000      99,921,833
      Commerzbank U.S. Finance, Inc., 3.77%, 09/10/01                  P-1, A-1        85,000,000      84,376,902
      Societe Generale, 4.44%, 08/07/01                                P-1, A-1+       60,000,000      59,733,900
                                                                                                    -------------
                                                                                                      244,032,635
                                                                                                    -------------
  FINANCE/FINANCIAL SERVICES -- 18.2%

      Bayerische Hypo-und Vereinsbank, 3.99%, 07/09/01                 P-1, A-1       100,000,000      99,892,894
      Deutsche Bank Financial, Inc., 5.02%, 08/24/01                   P-1, A-1+      100,000,000      99,260,944
      First Data Corp., 3.80%, 07/31/01                                P-1, A-1        24,255,000      24,180,753
      National Rural Utilities Cooperative Finance
         Corp., 3.62%, 08/10/01                                        P-1, A-1+       30,000,000      29,882,350


    The accompanying notes are an integral part of the financial statements.

                                                                      MOODY'S/S&P      PRINCIPAL         VALUE
                                                                       RATING(1)        AMOUNT          (NOTE 2)
                                                                     --------------  ------------   --------------
FINANCE/FINANCIAL SERVICES -- CONTINUED
      Park Avenue Receivables Corp., 3.94%, 07/11/01                   P-1, A-1      $110,000,000  $  109,862,127
      UBS Finance (DE), LLC, 4.44%, 08/10/01                           P-1, A-1+      100,000,000      99,519,000
                                                                                                    -------------
                                                                                                      462,598,068
                                                                                                    -------------
  LEASING -- 3.9%
      Vehicle Services Corporation of America, Ltd.,
         3.79%, 09/10/01                                               N/R, A-1+      100,000,000      99,263,055
                                                                                                    -------------
   SECURITIES DEALERS -- 8.2%
      Goldman Sachs Group LP, 4.62%, 07/19/01                          P-1, A-1+      100,000,000      99,781,833
      Salomon Smith Barney Holdings, Inc., 3.78%, 08/13/01             P-1, A-1+      110,000,000     109,485,377
                                                                                                    -------------
                                                                                                      209,267,210
                                                                                                    -------------
  UTILITIES -- 1.9%
      Centrica PLC, 3.95%, 08/10/01                                    P-1, A-1        50,000,000      49,786,042
                                                                                                    -------------
    TOTAL COMMERCIAL PAPER
      (COST $1,284,147,311)                                                                         1,284,147,311
                                                                                                    -------------

BANK NOTES -- 1.0%
      Bank of America NT & SA, 6.60%, 10/22/01                         P-1, A-1+       25,000,000      25,000,000
                                                                                                    -------------
    TOTAL BANK NOTES
      (COST $25,000,000)                                                                               25,000,000
                                                                                                    -------------
TAXABLE MUNICIPAL SECURITIES -- 5.9%
      California Poll. Cntrl. Fin. Auth. Environ. Imp. Rev.
        Bonds (Shell Martinez Ref. Co. Proj.) Ser. 1996,
        4.15%, 07/02/01*                                            VMIG-1, A-1+      110,000,000     110,000,000
      Inland Empire Solid Waste Fin. Auth. Rev. Bonds
        (Landfill Imp. Ref. Proj.) Ser. 1999 A, 4.09%,
        07/05/01*                                                    VMIG-1, A-1       34,320,000      34,320,000
      State of Texas, Veteran Housing Ref. Rev. Bonds,
         Ser. A-2, 4.09%, 07/05/01*                                  VMIG-1, A-1+       5,765,000       5,765,000
                                                                                                    -------------
    TOTAL TAXABLE MUNICIPAL SECURITIES
      (COST $150,085,000)                                                                             150,085,000
                                                                                                    -------------
TIME DEPOSITS -- 2.3%
      Fifth Third Bank, 4.0625%, 07/02/01, (Cost $58,961,000)                          58,961,000      58,961,000
                                                                                                    -------------
TOTAL INVESTMENTS (COST $2,633,264,634)+ 103.4%                                                     2,633,264,634
OTHER ASSETS AND LIABILITIES, NET (3.4%)                                                              (86,339,497)
                                                                                                    -------------
NET ASSETS 100.0%                                                                                 $2,546,925,137
                                                                                                   ==============


* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2001. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for federal income tax purposes.
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment advisor. The ratings shown are unaudited.


   The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I-- MONEY MARKET SERIES / U.S. GOVERNMENT SERIES

   INVESTMENTS / JUNE 30, 2001
   (Showing Percentage of Total Value of Net Assets)

                                                                                         PRINCIPAL      VALUE
                                                                                          AMOUNT       (NOTE 2)
                                                                                      ------------  -------------
US AGENCY OBLIGATIONS -- 52.8%

  FEDERAL FARM CREDIT BANKS DISCOUNT NOTES -- 1.0%
      Federal Farm Credit Banks Discount Notes, 4.90%, 01/10/02                        $12,960,000  $  12,615,945
                                                                                                    -------------
  FEDERAL FARM CREDIT BANKS NOTES -- 10.6%
      Federal Farm Credit Banks Notes, 6.40%, 11/01/01                                   7,000,000      7,031,370
      Federal Farm Credit Banks Notes, 3.88%, 07/02/01*                                 70,000,000     69,988,155
      Federal Farm Credit Banks Notes, 3.90%, 07/02/01*                                 52,000,000     51,984,022
                                                                                                    -------------
                                                                                                      129,003,547
                                                                                                    -------------

  FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 2.0%
      Federal Home Loan Banks Discount Notes, 5.18%, 07/11/01                            5,000,000      4,993,525
      Federal Home Loan Banks Discount Notes, 5.21%, 07/13/01                            6,586,000      6,575,515
      Federal Home Loan Banks Discount Notes, 3.75%, 07/17/01                            6,125,000      6,115,430
      Federal Home Loan Banks Discount Notes, 4.95%, 08/08/01                            5,000,000      4,974,588
      Federal Home Loan Banks Discount Notes, 4.80%, 08/21/01                            2,152,000      2,137,653
                                                                                                    -------------
                                                                                                       24,796,711
                                                                                                    -------------

  FEDERAL HOME LOAN BANKS NOTES -- 18.6%
      Federal Home Loan Banks Notes, 5.82%, 07/09/01                                     5,000,000      5,000,427
      Federal Home Loan Banks Notes, 6.75%, 08/02/01                                     4,100,000      4,100,682
      Federal Home Loan Banks Notes, 5.50%, 08/13/01                                    20,820,000     20,856,971
      Federal Home Loan Banks Notes, 5.88%, 08/15/01                                    13,225,000     13,231,289
      Federal Home Loan Banks Notes, 5.38%, 09/10/01                                     6,000,000      5,986,592
      Federal Home Loan Banks Notes, 5.88%, 09/17/01                                     7,950,000      7,960,784
      Federal Home Loan Banks Notes, 6.50%, 09/26/01                                     5,000,000      4,999,825
      Federal Home Loan Banks Notes, 6.55%, 09/28/01                                    10,000,000     10,011,330
      Federal Home Loan Banks Notes, 6.38%, 10/25/01                                     5,000,000      4,997,865
      Federal Home Loan Banks Notes, 6.00%, 11/15/01                                     7,590,000      7,627,604
      Federal Home Loan Banks Notes, 7.13%, 11/15/01                                     5,240,000      5,288,761
      Federal Home Loan Banks Notes, 3.89%, 07/02/01*                                   28,000,000     27,997,328
      Federal Home Loan Banks Notes, 6.75%, 02/01/02                                     4,000,000      4,060,786
      Federal Home Loan Banks Notes, 5.00%, 02/15/02                                     5,000,000      4,999,530
      Federal Home Loan Banks Notes, 3.81%, 07/16/01*                                   50,000,000     49,990,830
      Federal Home Loan Banks Notes, 4.70%, 04/16/02                                    10,000,000     10,000,000
      Federal Home Loan Banks Notes, 4.42%, 05/15/02                                     5,000,000      5,000,000
      Federal Home Loan Banks Notes, 3.90%, 07/05/02*                                   25,000,000     25,000,000
      Federal Home Loan Banks Notes, 4.02%, 06/28/02                                    10,000,000     10,000,000
                                                                                                    -------------
                                                                                                      227,110,604
                                                                                                    -------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 4.9%
      Federal Home Loan Mortgage Corporation Discount Notes, 4.61%, 07/05/01            10,000,000      9,996,158
      Federal Home Loan Mortgage Corporation Discount Notes, 5.07%, 07/19/01             5,000,000      4,988,029
      Federal Home Loan Mortgage Corporation Discount Notes, 4.97%, 08/16/01             5,000,000      4,968,937
      Federal Home Loan Mortgage Corporation Discount Notes, 3.53%, 09/27/01            25,000,000     24,781,363
      Federal Home Loan Mortgage Corporation Discount Notes, 4.41%, 10/11/01            10,000,000      9,876,275
      Federal Home Loan Mortgage Corporation Discount Notes, 3.90%, 11/08/01             4,941,000      4,871,950
                                                                                                    -------------
                                                                                                       59,482,712
                                                                                                    -------------

    The accompanying notes are an integral part of the financial statements.

                                                                                        PRINCIPAL        VALUE
                                                                                          AMOUNT        (NOTE 2)
                                                                                       -----------    -----------

  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 2.9%
      Federal Home Loan Mortgage Corporation Notes, 0.00%, 08/15/01                    $18,067,000    $17,976,039
      Federal Home Loan Mortgage Corporation Notes, 0.00%, 11/15/01                      7,843,000      7,720,222
      Federal Home Loan Mortgage Corporation Notes, 4.75%, 12/14/01                      5,000,000      4,970,954
      Federal Home Loan Mortgage Corporation Notes, 4.30%, 05/16/02                      5,000,000      5,000,000
                                                                                                      -----------
                                                                                                       35,667,215
                                                                                                      -----------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 6.3%
      Federal National Mortgage Association Discount Notes, 4.59%, 07/12/01             10,000,000      9,987,250
      Federal National Mortgage Association Discount Notes, 4.12%, 08/02/01             15,000,000     14,946,783
      Federal National Mortgage Association Discount Notes, 3.92%, 08/09/01             25,000,000     24,891,189
      Federal National Mortgage Association Discount Notes, 3.69%, 08/23/01              5,636,000      5,605,960
      Federal National Mortgage Association Discount Notes, 3.62%, 11/30/01             15,000,000     14,772,242
      Federal National Mortgage Association Discount Notes, 3.90%, 01/25/02              6,549,000      6,402,139
                                                                                                      -----------
                                                                                                       76,605,563
                                                                                                      -----------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 2.5%
      Federal National Mortgage Association Notes, 6.40%, 09/27/01                      11,000,000     11,055,949
      Federal National Mortgage Association Notes, 4.63%, 10/15/01                      10,000,000     10,000,493
      Federal National Mortgage Association Notes, 6.38%, 01/16/02                       9,750,000      9,869,366
                                                                                                      -----------
                                                                                                       30,925,808
                                                                                                      -----------

  STUDENT LOAN MARKETING ASSOCIATION DISCOUNT NOTES -- 2.3%
      Student Loan Marketing Association Discount Notes, 3.73%, 07/20/01                28,328,000     28,269,802
                                                                                                      -----------

  STUDENT LOAN MARKETING ASSOCIATION NOTES -- 1.7%
      Student Loan Marketing Association Notes, 3.92%, 07/03/01*                        10,000,000      9,996,497
      Student Loan Marketing Association Notes, 3.95%, 07/03/01*                        10,000,000      9,997,448
                                                                                                      -----------
                                                                                                       19,993,945
                                                                                                      -----------

    TOTAL US AGENCY OBLIGATIONS
      (COST $644,471,852)                                                                             644,471,852
                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                                                                                                    PRINCIPAL          VALUE
                                                                                                      AMOUNT          (NOTE 2)
                                                                                                   ------------   --------------
   REPURCHASE AGREEMENTS -- 46.9%
      With Banc of America Securities, LLC: at 4.11% dated 06/29/01, to be repurchased at $110,037,675 on 07/02/01, collateralized by $112,583,298 of Federal Home Loan Banks
         Securities with various coupons and maturities to 05/01/21                                $110,000,000   $  110,000,000
      With Goldman Sachs Group, LLP: at 4.08%, dated 06/29/01, to be repurchased at $220,074,800 on 07/02/01, collateralized by $226,600,000 of Federal National Mortgage
         Association Securities with various coupons and maturities to 06/01/31                     220,000,000      220,000,000
      With CS First Boston, Inc.: at 4.11%, dated 06/29/01, to be repurchased at $242,601,162 on 07/02/01, collateralized by $247,368,881 of Federal National
         Mortgage Association Securities with various coupons and maturities to 09/15/09            242,518,100      242,518,100
                                                                                                                  --------------
    TOTAL REPURCHASE AGREEMENTS (COST $572,518,100)                                                                  572,518,100
                                                                                                                  --------------
TOTAL INVESTMENTS (COST $1,216,989,952)+-- 99.7%                                                                   1,216,989,952
OTHER ASSETS AND LIABILITIES, NET-- 0.3%                                                                               3,017,627
                                                                                                                  --------------
NET ASSETS-- 100.0%                                                                                               $1,220,007,579
                                                                                                                  ==============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2001. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for federal income tax purposes.



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I-- MONEY MARKET SERIES / TAX-EXEMPT SERIES

   INVESTMENTS / JUNE 30, 2001
   (Showing Percentage of Total Value of Net Assets)

                                                                            MOODY'S/S&P       PRINCIPAL        VALUE
                                                                             RATING(1)         AMOUNT         (NOTE 2)
                                                                            -----------      -----------     -----------
MUNICIPAL BONDS -- 99.5%

  ALABAMA -- 0.9%
      Alabama Housing Fin. Auth. Rev. Bonds (Rime Village Hoover Proj.),
         FNMA Gtd., Ser. 1996-A, 2.65%, 7/5/2001*                            N/R, A-1+       $ 4,200,000     $ 4,200,000
                                                                                                             -----------
  ALASKA -- 3.2%
      Valdez Marine Terminal Rev. Bonds (Arco Trans. Alaska, Inc. Proj.),
         Ser. 1994A, 2.70%, 7/2/2001*                                         VMIG-1, A-1     15,000,000      15,000,000
                                                                                                             -----------
  CALIFORNIA -- 0.5%
      California Higher Educ. Loan Auth. Student Loan Rev. Senior
         Lien Bonds, Ser. A, 3.15%, 4/1/2002                                  VMIG-1, N/R      2,500,000       2,500,000
                                                                                                             -----------
  DISTRICT OF COLUMBIA -- 2.1%
      District of Columbia (American Univ. Proj.), AMBAC Insured/SBPA
         Chase Manhatten Bank, Ser. 1985-A, 2.80%, 7/5/2001*                  VMIG-1, N/R     10,000,000      10,000,000
                                                                                                             -----------
  FLORIDA -- 5.7%
      City of Jacksonville, FL Poll. Cntrl. Ref. Rev. Bonds (Florida Power &
         Light Co. Proj.), Ser. 1992, 2.75%, 10/5/2001                         P1, A-1+        6,150,000       6,150,000
      Jacksonville, FL Electric Auth. Electric Sys. TECP, Ser. C-1,
         3.20%, 8/10/2001                                                     P-1, A-1+        6,500,000       6,500,000
      Orange County Housing Fin. Auth. Multi-Family Housing Ref. Rev.
         Bonds (Post Fountains at Lee Vista Proj.), FNMA Gtd., Ser. 1997E
         2.65%, 7/5/2001*                                                     N/R, A-1+        4,235,000       4,235,000
      Orlando Utilities Commission Water and Electric Rev. Bonds Ant.
         Notes, Ser. 1999-A, 3.10%, 7/17/2001                                 P-1, N/R         6,500,000       6,500,000
      St. Lucie County, FL Poll. Cntrl. Ref. Rev. Bonds (Florida Power &
         Light Proj.), Ser. 2000, 3.35%, 7/2/2001*                          VMIG-1, A-1+       3,600,000       3,600,000
                                                                                                            ------------
                                                                                                              26,985,000
                                                                                                            ------------
  GEORGIA -- 15.2%
      Atlanta, GA Downtown Dev. Auth. (CARE Proj.), LOC SunTrust Bank,
         Ser. 1993, 2.70%, 7/5/2001*                                        VMIG-1, N/R        1,965,000       1,965,000
      Burke County, GA Dev. Auth. Poll. Cntrl. Rev. Bonds (Ogelthorpe
         Power Corp. Plant Vogtle Proj.), Ser. 1998-B, 3.00%, 8/7/2001      VMIG-1, A-1+      13,400,000      13,400,000
      Clayton County, GA Hosp. Auth. Rev. Ant. Cert. (Southern Regional
         Medical Center Proj.), LOC SunTrust Bank, Ser. 1998B
         2.70%, 7/5/2001*                                                    Aa1, N/R          3,875,000       3,875,000
      Cobb County, GA Dev. Auth. Rev. Bonds (Whitefield Academy, Inc.
         Proj.), LOC SunTrust Bank, Ser. 2000, 2.70%, 7/5/2001*             VMIG-1, N/R        4,000,000       4,000,000
      Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.),
         LOC SunTrust Bank, Ser. 2000, 2.70%, 7/5/2001*                     VMIG-1, N/R        5,000,000       5,000,000
      Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.),
         LOC SunTrust Bank, Ser. 1997, 2.70%, 7/5/2001*                       Aa3, N/R         1,700,000       1,700,000
      Columbus, GA Housing Auth. Rev. Bonds (Columbus State Univ.
         Foundation, Inc. Proj.), LOC SunTrust Bank, Ser.1997,
         2.70%, 7/5/2001*                                                     Aa3, N/R         1,200,000       1,200,000
      Dekalb County, GA Hosp. Auth. Rev. Ant. Cert. (Dekalb Medical
         Center Proj.), LOC SunTrust Bank, Ser. 1993B, 2.70%, 7/5/2001*      VMIG-1, N/R       3,100,000       3,100,000

The accompanying notes are an integral part of the financial statements.

                                                                           MOODY'S/S&P        PRINCIPAL        VALUE
                                                                            RATING(1)           AMOUNT        (NOTE 2)
                                                                           -----------        ---------       ---------
    Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds. (Georgia Kraft
       Co. Proj.), LOC Banque Nationale de Paris, 3.45%, 7/2/2001*          P-1, N/R         $  4,775,000   $ 4,775,000
    Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc. Proj.),
       LOC SunTrust Bank, Ser. 1999, 2.70%, 7/5/2001*                       Aa3, N/R            3,500,000     3,500,000
    Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis Foundation, Inc.
       Proj.), LOC SunTrust Bank, Ser. 1996, 2.70%, 7/5/2001*               Aa3, N/R            1,000,000     1,000,000
    Fulton County, GA Dev. Auth. Rev. Bonds (Trinity School, Inc. Proj.),
       LOC SunTrust Bank, Ser. 2000, 2.70%, 7/5/2001*                       Aa3, N/R            2,200,000     2,200,000
    Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan School, Inc.
       Proj.), LOC SunTrust Bank, Ser. 1999, 2.70%, 7/5/2001*               Aa3, N/R            5,000,000     5,000,000
    Gwinnett County, GA Housing Auth. Rev. Bonds (Post Corners Proj.),
       FNMA Gtd., Ser. 1996, 2.65%, 7/5/2001*                               N/R, A-1+          10,160,000    10,160,000
    Heard County, GA Poll. Cntrl. Rev. Bonds (Georgia Power Co. Plant
       Wansley Proj.), Ser. 1996, 3.40%, 7/2/2001*                          VMIG-1, A-1         2,000,000     2,000,000
    Rockdale County, GA Health Fac. Auth. Rev. Bonds (Georgia Hosp
       Proj.), LOC SunTrust Bank, Ser. 1994, 2.70%, 7/5/2001*               VMIG-1, N/R         5,265,000     5,265,000
    Smyrna, GA Housing Auth. Multi-Family Housing Rev. Bonds (F&M
       Villages Proj.), FNMA Gtd., Ser. 1997, 2.65%, 7/5/2001*              N/R, A-1+           4,300,000     4,300,000
                                                                                                            -----------
                                                                                                             72,440,000
                                                                                                            -----------

HAWAII -- 0.4%
    State of Hawaii Gen. Oblig. Rev. Bonds, Ser. 1997 FGIC Insured,
       6.25%, 3/1/2002                                                      Aaa, AAA            2,000,000     2,037,693
                                                                                                             ----------
IDAHO -- 0.7%
    Idaho Health Fac. Auth. Rev. Bonds (St. Luke's Regional Medical
       Center Proj.), LOC Bayerische Landesbank Girozentrale, Ser. 1995,
       3.50%, 7/2/2001*                                                     VMIG-1, N/R         3,300,000     3,300,000
                                                                                                             ----------
ILLINOIS -- 15.3%
    City of Chicago, IL Gas Supply Ref. Bonds (The Peoples Gas, Light, &
       Coke CO. Proj.), Ser. 2000B, 3.35%, 7/26/2001                        VMIG-1, A-1+       14,500,000    14,500,000
    Illinois Dev. Fin Auth. Rev. Bonds (Radiological Society Proj.),
       Ser. 1997, 2.70%, 7/5/2001*                                          N/R, A-1+           2,610,000     2,610,000
    Illinois Dev. Fin. Auth. Rev. Bonds, (Goodman Theatre Proj.),
       Ser. 1999, 2.70%, 7/5/2001*                                          N/R, A-1+          13,400,000    13,400,000
    Illinois Educ. Fac. Auth. Rev. Bonds (ACI/Cultural Pooled Financing
       Proj.), LOC American NB & T, Ser. 1998, 2.75%, 7/5/2001*             N/R, A-1+          10,100,000    10,100,000
    Illinois Educ. Fac. Auth. Rev. Bonds (DePaul Univ. Proj.), LOC
       Northern Trust Co., Ser. 1992, 2.65%, 7/5/2001*                      VMIG-1, A-1+       11,000,000    11,000,000
    Illinois Educ. Fac. Auth. Rev. Bonds (Field Museum of Natural History
       Proj.), LOC Northern Trust Co., Ser. 1990, 3.20%, 9/6/2001           VMIG-1, N/R         5,000,000     5,000,000
    Illinois Educ. Fac. Auth. Rev. Bonds(Northwestern Univ. Proj.),
       Ser. 1998, 2.70%, 7/5/2001*                                          VMIG-1, A-1+        1,800,000     1,800,000
    Illinois Health Fac. Auth. Rev. Bonds (Northwestern Memorial Hosp.
       Proj.), Ser. 1995, 3.30%, 7/2/2001*                                  VMIG-1, A-1+          400,000       400,000
    Oak Forest, IL Dev. Rev. Bonds (Homewood Pool-South Suburban
       Mayors & Managers Assoc. Proj.), LOC Bank One, NA, Ser. 1989,
       2.70%, 7/5/2001*                                                     VMIG-1, N/R        11,900,000    11,900,000
    State of Illinois Gen. Oblig. Rev. Bonds, Ser. 1, 4.75%, 12/1/2001      Aa2, AA             2,200,000     2,204,225
                                                                                                             ----------
                                                                                                             72,914,225
                                                                                                             ----------

The accompanying notes are an integral part of the financial statements.

                                                                               MOODY'S/S&P       PRINCIPAL        VALUE
                                                                                RATING(1)         AMOUNT        (NOTE 2)
                                                                               -----------       ---------      --------
INDIANA -- 1.1%
    Sullivan, IN Poll. Cntrl. Rev. Bonds (Hoosier Energy Rural Electric
       Coop., Inc.), National Rural Utilities CFC Gtd, Ser. L-4,
       2.70%, 10/9/2001                                                         P-1, A-1+      $ 5,000,000   $ 5,000,000
                                                                                                             -----------
KANSAS -- 1.1%
    Wamego, KS Poll. Cntrl. Ref. Rev. Bonds (Utilicorp United, Inc. Proj.),
       LOC Bank One, NA, Ser. 1996, 2.70%, 7/5/2001*                            P-1, A-1         5,000,000     5,000,000
                                                                                                             -----------
LOUISIANA -- 1.0%
    West Baton Rouge, LA Ind. Dist. #3 Rev. Bonds (Dow Chemical Co.
       Proj.), Ser. 1994B, 3.35%, 7/2/2001*                                     P-1, A-1         4,800,000     4,800,000
                                                                                                             -----------
MARYLAND -- 3.7%
    Baltimore County, MD Poll. Cntrl. Rev. Bonds (Baltimore Gas &
       Electric Proj.), Ser. 1985, 2.90%, 7/27/2001                             VMIG-1, A-1     17,500,000    17,500,000
                                                                                                             -----------
MICHIGAN -- 1.6%
    Michigan Strategic Fund Ltd. Oblig. Ref. Rev. Bonds (Consumers
       Power Co. Proj.), 3.30%, 7/2/2001*                                       VMIG-1, A-1+       900,000       900,000
    Michigan Strategic Fund Poll. Cntrl. Rev. Bonds (The Dow Chemical
       Co. Proj.), Ser. 1986, 2.75%, 9/10/2001                                  P-1, N/R         6,800,000     6,800,000
                                                                                                             -----------
                                                                                                               7,700,000
                                                                                                             -----------
MINNESOTA -- 2.4%
    City of Rochester, MN Health Care Fac. Auth. Rev. Bonds (Mayo
       Foundation / Mayo Medical Center Proj.), Ser. 1988E,
       2.65%, 10/11/2001                                                        N/R, A-1+       11,570,000    11,570,000
                                                                                                             -----------
MISSISSIPPI -- 1.7%
    Claiborne County, MS Poll. Cntrl. Rev. Bonds (Southern Mississippi
       Electric Power Assoc. Proj.), Natural Rural Utilities CFC Gtd,
       Ser. 1985G, 3.45%, 7/26/2001                                             P-1, A-1+        7,000,000     7,000,000
    Jackson County, MS Port Fac. Rev. Bonds (Chevron USA, Inc. Proj.),
       Ser. 1993, 3.30%, 7/2/2001*                                              P-1, N/R           900,000       900,000
                                                                                                             -----------
                                                                                                               7,900,000
                                                                                                             -----------
MISSOURI -- 2.1%
    Missouri Health & Educ. Fac. Auth. Rev. Bonds (Washington Univ.
       Proj.), Ser. 2000B, 3.30%, 7/2/2001*                                     VMIG-1, A-1+     6,900,000     6,900,000
    Missouri State Fin. Brd. Infrastructure Fac. Rev. Bonds (St. Louis
       Convention Center Proj.), LOC Firstar Bank, NA
       Ser. 2000, 3.60%, 7/2/2001*                                              N/R, A-1         3,170,000     3,170,000
                                                                                                             -----------
                                                                                                              10,070,000
                                                                                                             -----------
NORTH CAROLINA -- 6.3%
    Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. Rev. Bonds
       (Texas Gulf Proj.), LOC Banque Nationale de Paris, Ser. 1985,
       2.93%, 7/5/2001*                                                         Aa3, N/R         5,000,000     5,000,000
    North Carolina Educ. Fac. Fin. Agency Rev. Bonds (Duke Univ. Proj.),
       Ser. 1991B, 2.75%, 7/5/2001*                                             VMIG-1, A-1+     2,300,000     2,300,000

 The accompanying notes are an integral part of the financial statements.

                                                                               MOODY'S/S&P       PRINCIPAL        VALUE
                                                                                RATING(1)         AMOUNT        (NOTE 2)
                                                                               -----------       ---------      --------

      North Carolina Educ. Fac. Fin. Agency Rev. Bonds (Duke Univ. Proj.),
         Ser. 1992A, 2.75%, 7/5/2001*                                          VMIG-1, A-1+     $11,600,000    $ 11,600,000
      North Carolina Medical Care Commission Hosp. Rev. Bonds (Duke
         Univ. Hosp. Proj.), Ser. 1985D, 2.75%, 7/5/2001*                      VMIG-1, A-1+       1,000,000       1,000,000
      North Carolina Medical Care Commission Hosp. Rev. Bonds (Duke
         Univ. Hosp. Proj.), Ser. 1993A, 2.75%, 7/5/2001*                      VMIG-1, A-1+      10,000,000      10,000,000
                                                                                                               ------------
                                                                                                                 29,900,000
                                                                                                               ------------
  OHIO -- 5.8%
      Franklin County, OH Hosp. Fac. Ref. Rev. Bonds (U.S. Healthcorp
         Proj.), LOC Morgan Guaranty Ser. 1996B, 2.65%, 7/5/2001*              VMIG-1, N/R       12,580,000      12,580,000
      Lorain County, OH Hosp. Fac. Auth. Rev. Bonds (Catholic Healthcare
         Partners Proj.), Ser. 1997A, 3.10%, 11/13/2001                        VMIG-1, A-1       15,000,000      15,000,000
                                                                                                               ------------
                                                                                                                 27,580,000
                                                                                                               ------------

  PENNSYLVANIA -- 5.5%
      Beaver County, PA Ind. Dev. Auth. Poll. Cntrl. Rev. Bonds (Atlantic
         Richfield Co. Proj.), Ser. 1995, 2.70%, 7/5/2001*                     VMIG-1, A-1+       4,200,000       4,200,000
      Emmaus, PA Gen. Auth. Local Government Rev. Bonds (Bond Pool
         Prog.), LOC Bayerische Landesbank Girozentrale, Ser. 1989H,
         2.80%, 7/5/2001*                                                         N/R, A-1+       8,900,000       8,900,000
      Emmaus, PA Gen. Auth. Local Government Rev. Bonds (Bond Pool
         Prog.), LOC Bayerische Landesbank Girozentrale, Ser. G2
         2.80%, 7/5/2001*                                                         N/R, A-1+       1,200,000       1,200,000
      Emmaus, PA Gen. Auth. Local Government Rev. Bonds (Bond Pool
         Prog.), LOC Bayerische Landesbank Girozentrale, Ser. 1989B,
         2.80%, 7/5/2001*                                                         N/R, A-1+       5,000,000       5,000,000
      Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds (Univ. of
         Pennsylvania Health Services Proj.), Ser. 1998B, 2.75%, 7/5/2001*     VMIG-1, A-1+       7,170,000       7,170,000
                                                                                                                -----------
                                                                                                                 26,470,000
                                                                                                                -----------

  SOUTH CAROLINA -- 3.6%
      South Carolina Public Services Auth. Ref. Rev. Bonds, Ser. B,
         Pre-Refunded, 7.10%, 7/1/2001                                             Aaa, AAA       2,100,000       2,142,137
      South Carolina Public Services Auth. TECP, 3.35%, 7/10/2001                 P-1, A-1+      15,000,000      15,000,000
                                                                                                                -----------
                                                                                                                 17,142,137
                                                                                                                -----------
TENNESSEE -- 3.9%
    Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal
       Bond Fund Proj.), LOC Bank of America, NA, Ser. 1984,
       2.65%, 7/5/2001*                                                           N/R, A-1+       3,755,000       3,755,000
    Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal
       Bond Fund Proj.), LOC Bank of America, NA, Ser. 1995,
       2.65%, 7/5/2001*                                                            N/R, A-1+      1,565,000       1,565,000
    Clarksville, TN Public Bldg. Auth. Rev. Bonds (Pooled Financing
       Murfreesboro Proj.), LOC Bank of America, NA, 2.65%, 7/5/2001*            VMIG-1, N/R      9,755,000       9,755,000
    Shelby County, TN Health, Educ. & Housing Fac. Rev. Bonds (Baptist
       Memorial Hosp. Proj.), LOC Bank of America, NA,
       Ser. 2000, 3.30%, 7/24/2001                                                 N/R, A-1+      3,500,000       3,500,000
                                                                                                                -----------
                                                                                                                 18,575,000
                                                                                                                -----------

    The accompanying notes are an integral part of the financial statements.

                                                                            MOODY'S/S&P       PRINCIPAL        VALUE
                                                                              RATING(1)        AMOUNT         (NOTE 2)
                                                                            -----------       ---------      ----------
  TEXAS -- 11.3%
      Angelina & Neches River Auth., TX Ind. Dev. Corp. Solid Waste
         Disposal Fac. Rev. Bonds, (TEEC, Inc. Proj.), LOC Bank of America,
         NA, Ser. 1984D, 3.35%, 7/2/2001*                                     P-1, N/R      $  3,200,000   $  3,200,000
      Bexar County, TX Housing Fin. Corp. Multifamily Housing Ref. Rev.
         Bonds (Almonte Apartments Proj.), FNMA Gtd., 2.70%, 7/5/2001*        N/R, A-1+       14,500,000     14,500,000
      Brazos River Harbor Navigation Dist., TX Poll. Cntrl. Rev. Bonds
         (Dow Chemical Co. Proj.), Ser. 1990, 3.35%, 7/12/2001                P-1, N/R         4,350,000      4,350,000
      City of San Antonio, TX Sales Tax TECP Notes, Ser. A, 3.15%,
         8/14/2001                                                            P-1, A-1+       15,000,000     15,000,000
      State of Texas Tax & Rev. Ant. Notes, 5.25%, 8/31/2001                  MIG-1, SP-1     16,925,000     16,949,873
                                                                                                           ------------
                                                                                                             53,999,873
                                                                                                           ------------

  WASHINGTON -- 2.3%
      Port of Anacortes, WA Ind. Dev. Corp. Ref. Rev. Bonds (Texaco Proj.),
         Ser. 1995, 2.60%, 8/14/2001                                          P-1, A-1         5,690,000      5,690,000
      State of Washington Gen. Oblig. Rev. Bonds, Ser. 1993B, 4.88%
         10/1/2001                                                            Aa1, N/R         1,000,000      1,001,155
      Washington Health Care Fac. Auth. Lease Rev. Bonds (National
         Healthcare Research & Educ. Proj.), LOC Banque Nationale de Paris,
         2.70%, 7/5/2001*                                                     VMIG-1, N/R      4,300,000      4,300,000
                                                                                                           ------------
                                                                                                             10,991,155
                                                                                                           ------------

  WISCONSIN -- 2.1%
      State of Wisconsin Gen. Oblig. TECP Notes, Ser. A, 3.35%, 7/13/2001     P-1, A-1+        9,871,000      9,871,013
                                                                                                           ------------
      TOTAL MUNICIPAL BONDS
      (COST $473,446,096)                                                                                   473,446,096
                                                                                                           ------------
TOTAL INVESTMENTS (COST $473,446,096)+-- 99.5%                                                              473,446,096
OTHER ASSETS AND LIABILITIES, NET-- 0.5%                                                                      2,387,819
                                                                                                           ------------
NET ASSETS-- 100.00%                                                                                       $475,833,915
                                                                                                           ============


* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2001. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for federal income tax purposes.
(1) Although certain securites are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
LOC  -- Letter of Credit.
SBPA -- Stand-by Bond Purchase Agreement
TECP -- Tax-Exempt Commerical Paper and multi-modal bonds in commerical paper mode.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
   FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2001

                                                                      PRIME             U.S.
                                                                   MONEY MARKET      GOVERNMENT       TAX-EXEMPT
                                                                      SERIES           SERIES           SERIES
                                                                   --------------   -------------    ------------
ASSETS:
Investment in securities, at value*                                $2,633,264,634   $1,216,989,952   $473,446,096
Cash                                                                      100,267               79          9,599
Interest receivable                                                    14,528,102        3,518,837      2,586,879
                                                                  ---------------  --------------- --------------
Total assets                                                        2,647,893,003    1,220,508,868    476,042,574
                                                                  ---------------  --------------- --------------
LIABILITIES:
Payable for investments purchased                                     100,002,531               --             --
Accrued advisory fee                                                      914,594          474,452        191,727
Other accrued expenses                                                     50,741           26,837         16,932
                                                                  ---------------  --------------- --------------
Total liabilities                                                     100,967,866          501,289        208,659
                                                                  ---------------  --------------- --------------
NET ASSETS                                                         $2,546,925,137   $1,220,007,579   $475,833,915
                                                                  ===============  =============== ==============
*Investments at cost                                               $2,633,264,634   $1,216,989,952   $473,446,096


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2001

                                                                         PRIME            U.S.
                                                                     MONEY MARKET      GOVERNMENT     TAX-EXEMPT
                                                                        SERIES           SERIES         SERIES
                                                                     ------------      -----------    -----------
INVESTMENT INCOME                                                    $144,851,912      $55,499,174    $19,544,395
                                                                     ------------      -----------    -----------
EXPENSES:
   Advisory fees                                                       10,433,544        4,519,119      2,394,803
   Administration and accounting fees                                     515,598          223,712        131,908
   Trustees' fees                                                           3,540            3,540          3,540
   Professional fees                                                       30,738           20,514         18,129
   Other                                                                   26,079           17,582         23,220
                                                                     ------------      -----------    -----------
      Total expenses                                                   11,009,499        4,784,467      2,571,600
                                                                     ------------      -----------    -----------
   Net investment income                                              133,842,413       50,714,707     16,972,795
                                                                     ------------      -----------    -----------
NET REALIZED GAIN ON INVESTMENTS                                           91,466           65,213             --
                                                                     ------------      -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $133,933,879      $50,779,920    $16,972,795
                                                                     ============      ===========    ===========

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2001

                                                                      PRIME            U.S.
                                                                  MONEY MARKET      GOVERNMENT        TAX-EXEMPT
                                                                     SERIES           SERIES            SERIES
                                                                  -------------     -------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                          $ 133,842,413     $  50,714,707     $ 16,972,795
   Net realized gain on investments                                      91,466            65,213               --
                                                                 --------------    --------------    -------------
Net increase in net assets resulting
   from operations                                                  133,933,879        50,779,920       16,972,795
                                                                 --------------    --------------    -------------
Transactions in beneficial interest:
   Contributions                                                  9,825,885,047     4,097,560,166    1,462,854,493
   Withdrawals                                                   (9,488,628,409)   (3,697,476,366)  (1,488,614,133)
                                                                 --------------    --------------    -------------
Net increase (decrease) in net assets from transactions
   in beneficial interest                                           337,256,638       400,083,800      (25,759,640)
                                                                 --------------    --------------    -------------
Total increase (decrease) in net assets                             471,190,517       450,863,720       (8,786,845)
NET ASSETS:
   Beginning of year                                              2,075,734,620       769,143,859      484,620,760
                                                                 --------------    --------------    -------------
   End of year                                                   $2,546,925,137    $1,220,007,579    $ 475,833,915
                                                                 ==============    ==============    =============

    The accompanying notes are an integral part of the financial statements.

For the Period November 1, 1999(1) through June 30, 2000





                                                    PRIME              U.S.
                                                MONEY MARKET        GOVERNMENT          TAX-EXEMPT
                                                   SERIES             SERIES              SERIES
                                               ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                       $    81,808,101    $    26,031,816    $    10,492,491
   Net realized gain on investments                      2,711              2,556                --
                                               ---------------    ---------------    ---------------
Net increase in net assets resulting
   from operations                                  81,810,812         26,034,372         10,492,491
                                               ---------------    ---------------    ---------------
Transactions in beneficial interest:
   Contributions                                 6,683,470,901      2,623,009,710      1,176,749,051
   Withdrawals                                  (4,689,547,093)    (1,879,900,223)      (702,620,782)
                                               ---------------    ---------------    ---------------
Net increase in net assets from transactions
   in beneficial interest                        1,993,923,808        743,109,487        474,128,269
                                               ---------------    ---------------    ---------------
Total increase in net assets                     2,075,734,620        769,143,859        484,620,760
NET ASSETS:
   Beginning of period                                      --                 --                 --
                                               ---------------    ---------------    ---------------
   End of period                               $ 2,075,734,620    $   769,143,859    $   484,620,760
                                               ===============    ===============    ===============

(1) Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

   NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE TRUST. Prime Money Market Series, U.S. Government Series, and Tax-Exempt Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

     SECURITY VALUATION. Each Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

     FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

     INVESTMENT INCOME ALLOCATION. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

     REPURCHASE AGREEMENTS. Each Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

     Approximately, 86% of the investments by the Tax-Exempt Series on June 30, 2001, were insured by private issuers that guarantee payments of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. RSMC, a wholly owned subsidiary of Wilmington Trust Corporation, provides investment advisory services to each Series. For its services, RSMC receives a fee of 0.47% of each Series' first $1 billion of average daily net assets; 0.43% of each Series' next $500 million of average daily net assets; 0.40% of each Series' next $500 million of average daily net assets; and 0.37% of each Series' average daily net assets in excess of $2 billion.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

     Wilmington Trust Company serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4.   FINANCIAL HIGHLIGHTS.

                                                                             FOR THE        FOR THE PERIOD
                                                                           FISCAL YEAR     NOVEMBER 1, 1999(1)
                                                                              ENDED             THROUGH
                                                                          JUNE 30, 2001      JUNE 30, 2000
                                                                          -------------    ------------------
PRIME MONEY MARKET SERIES
   Total Return                                                               5.70%               3.75%**
   Ratios to Average Net Assets:
         Expenses                                                             0.45%               0.46%*
         Net investment income                                                5.51%               5.63%*

U.S. GOVERNMENT SERIES
   Total Return                                                               5.66%               3.61%**
   Ratios to Average Net Assets:
         Expenses                                                             0.49%               0.50%*
         Net investment income                                                5.24%               5.42%*

TAX-EXEMPT SERIES
   Total Return                                                               3.42%               2.30%**
   Ratios to Average Net Assets:
         Expenses                                                             0.50%               0.50%*
         Net investment income                                                3.33%               3.45%*

*  Annualized.
** Not annualized.
(1)Commencement of operations.

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

   To the Shareholders and Beneficial Interest Holders of WT Investment Trust I:

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Prime Money Market Series, U.S. Government Series and Tax-Exempt Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for the year then ended and for the period November 1, 1999 (commencement of operations) through June 30, 2000. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2001, the results of their operations for the year then ended and the changes in their net assets for the year then ended and for the period November 1, 1999 (commencement of operations) through June 30, 2000, in conformity with accounting principles generally accepted in the United States.


                                                    /s/ Ernst & Young LLP

   Philadelphia, Pennsylvania
   August 3, 2001



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